Subsidiaries - Additional Information (Parenthetical) (Detail) - Xiamen Airlines Company Limited [member] ¥ in Millions	Oct. 13, 2017 CNY (¥)
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	51.00%
Percentage of equity interest before acquisition	49.00%
Cash consideration paid	¥ 47